Related party transactions (Details) - Schedule of related parties balances - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Maya [Member]
Related party transactions (Details) - Schedule of related parties balances [Line Items]
Deposits received from related parties	$ 1,318	$ 1,417
Contract liability	26	18
Amounts receivable from related parties	186	1,108
iQsim S.A. [Member]
Related party transactions (Details) - Schedule of related parties balances [Line Items]
Contract liability	11
Beijing Huaxianglianxin Technology Company [Member]
Related party transactions (Details) - Schedule of related parties balances [Line Items]
Amounts payable to related parties	21	18
Amounts receivable from related parties	$ 85	$ 45